Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per Share
37. Earnings per Share
37.1 Basic Earnings per Share
Basic earnings per share is calculated by dividing profit attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding.
37.1.1 Weighted average number of ordinary shares outstanding

	2019		2020		2021
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
	(In number of shares)
Number of issued ordinary shares	415,807,920	152,564,638,665	415,807,920	152,185,698,720	415,807,920	151,769,890,800
Number of treasury shares	(26,173,585)	(9,801,574,522)	(26,173,585)	(9,579,532,110)	(26,173,585)	(9,553,358,525)

Average number of ordinary shares outstanding	389,634,335	142,763,064,143	389,634,335	142,606,166,610	389,634,335	142,216,532,275

Number of days		365		366		365
Weighted average number of ordinary shares outstanding		391,131,683		389,634,335		389,634,335
37.1.2 Basic earnings per share

	2019		2020		2021
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	3,311,255,938,055	￦	3,468,447,701,501	￦	4,409,543,288,213
Deduction: Dividends on hybrid securities		(6,512,500,000)		(22,859,500,000)		(71,537,500,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		3,304,743,438,055		3,445,588,201,501		4,338,005,788,213
Weighted average number of ordinary shares outstanding (B)		391,131,683		389,634,335		389,634,335
Basic earnings per share (A/B)	￦	8,449	￦	8,843	￦	11,134
37.2 Diluted Earnings per Share
Diluted earnings per share is calculated through increasing the weighted average number of ordinary shares outstanding by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group has dilutive potential ordinary shares such as stock grants and ordinary share exchange right of exchangeable bonds.
A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Exchangeable bonds are included in potential ordinary shares from the exercisable date of the exchange right, and interest expense after tax for the period is added to profit for diluted earnings per share.
37.2.1 Adjusted profit for diluted earnings per share

	2019		2020		2021
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	3,311,255,938,055	￦	3,468,447,701,501	￦	4,409,543,288,213
Deduction: Dividends on hybrid securities		(6,512,500,000)		(22,859,500,000)		(71,537,500,000)

Profit attributable to ordinary equity holders of the Parent Company		3,304,743,438,055		3,445,588,201,501		4,338,005,788,213
Adjustments: Interest expense on exchangeable bonds		—		798,012,332		2,347,186,871

Adjusted profit for diluted earnings per share	￦	3,304,743,438,055	￦	3,446,386,213,833	￦	4,340,352,975,084

37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

	2019	2020	2021
	(In number of shares)
Weighted average number of ordinary shares outstanding	391,131,683	389,634,335	389,634,335
Adjustment:
Stock grants	2,890,513	3,416,737	3,945,208
Exchangeable bonds	—	1,707,650	5,000,000

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	394,022,196	394,758,722	398,579,543

37.2.3 Diluted earnings per share

	2019		2020		2021
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	3,304,743,438,055	￦	3,446,386,213,833	￦	4,340,352,975,084
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		394,022,196		394,758,722		398,579,543

Diluted earnings per share	￦	8,387	￦	8,730	￦	10,890